Investments in Associates and Joint Ventures - Reconciliations of Financial Information of Significant Associates to Carrying Amounts of Investments in Associates in the Consolidated Financial Statements (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [Line Items]
Carrying amount	₩ 13,336,856	₩ 12,791,613
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Net assets	₩ 47,928,415	₩ 46,843,742
Ownership interests (%)	20.10%	20.10%
Net assets attributable to ownership interests	₩ 10,237,314	₩ 10,005,624
Cost-book value differentials	1,188,011	1,202,691
Carrying amount	11,425,325	11,208,315
KEB HanaCard Co., Ltd. [member]
Disclosure of associates [Line Items]
Net assets	₩ 1,628,184	₩ 1,575,422
Ownership interests (%)	15.00%	15.00%
Net assets attributable to ownership interests	₩ 244,228	₩ 236,313
Cost-book value differentials	50,528	52,144
Carrying amount	294,756	288,457
Korea IT fund [member]
Disclosure of associates [Line Items]
Net assets	₩ 491,924	₩ 444,764
Ownership interests (%)	63.30%	63.30%
Net assets attributable to ownership interests	₩ 311,552	₩ 281,684
Cost-book value differentials	0
Carrying amount	311,552	281,684
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Net assets	₩ 1,772,419	₩ 1,708,612
Ownership interests (%)	27.30%	27.30%
Net assets attributable to ownership interests	₩ 483,360	₩ 465,959
Cost-book value differentials	85,099	85,589
Carrying amount	₩ 568,459	₩ 551,548